Summary of Operating Segments (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
		May 06, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues			$ 160,317,000		$ 2,930,000		$ 373,284,000	$ 5,850,000	$ 161,698,417	$ 10,349,636
Total restaurant operating expenses			160,677,000		4,667,000		375,251,000	9,574,000	169,815,567	19,796,930
Depreciation and amortization expenses			441,000		489,000		1,074,000	965,000	2,015,048	1,206,505
Franchise advertising fund expenses			20,000		16,000		36,000	34,000	80,536	188,539
Pre-opening expenses							36,000		116,728	31,829
Post-closing expenses			19,000				113,000		197,101
Stock-based consulting expenses			1,068,000				4,427,000
Sales, general and administrative expenses			1,888,000		1,127,000		4,030,000	2,451,000	6,149,801	8,088,682
Total costs and expenses			160,677,000		4,667,000		375,251,000	9,574,000
Operating Loss			(360,000)		(1,737,000)		(1,967,000)	(3,724,000)	(8,117,150)	(9,447,294)
Other income/ (expense)			251,000		(15,000)		251,000	(34,000)	44,944	(9,097)
Interest expense, net			(22,000)		(10,000)		(19,000)	(28,000)
Change in fair value of accrued compensation		$ 127,500	324,000				865,000			127,500
Total other income, net			553,000		(25,000)		1,097,000	78,000	179,493	1,277,197
Loss before income taxes			193,000		(1,762,000)		(870,000)	(3,646,000)	(7,937,657)	(8,170,097)
Income tax			3,000		12,000		6,000	14,000	24,771	6,033
Net loss			190,000	$ (1,066,000)	(1,774,000)	$ (1,886,000)	(876,000)	(3,660,000)	(7,962,428)	(8,176,130)
Gain on debt extinguishment								140,000	141,279	1,228,308
Interest expense, net			(22,000)		(10,000)		(19,000)	(28,000)	(6,730)	(69,514)
Commodity Sales [Member]
Segment Reporting Information [Line Items]
Revenues			157,559,000				367,925,000		150,585,644
Company Operated Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues			2,487,000		2,751,000		4,788,000	5,445,000
Franchise Royalties and Fees [Member]
Segment Reporting Information [Line Items]
Revenues			238,000		163,000		522,000	371,000	726,854	778,181
Franchise Advertising Fund Transactions [Member]
Segment Reporting Information [Line Items]
Revenues			20,000		16,000		36,000	34,000
Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenues			13,000				13,000
Commodity Commodity Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			153,240,000				358,295,000
Commodity Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			852,000				1,472,000
Commodity Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			485,000				639,000
Commodity Operating Expenses [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			154,577,000				360,406,000
Restaurant Food and Beverage Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			867,000		1,117,000		1,706,000	2,143,000
Restaurant Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			956,000		903,000		1,836,000	1,976,000
Restaurant Rent [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			290,000		327,000		564,000	667,000
Restaurant Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			551,000		688,000		1,023,000	1,338,000
Restaurant [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			2,664,000		3,035,000		5,129,000	6,124,000
Muscle Maker Grill Division [Member]
Segment Reporting Information [Line Items]
Revenues									4,443,177	5,530,803
Operating Loss									(938,261)	(493,635)
Pokemoto Division [Member]
Segment Reporting Information [Line Items]
Revenues									4,952,959	2,685,498
Operating Loss									92,884	632,929
Non Traditional Hybrid Division [Member]
Segment Reporting Information [Line Items]
Revenues									383,270	665,884
Operating Loss									(328,577)	(1,009,774)
Super Fit Foods Division [Member]
Segment Reporting Information [Line Items]
Revenues									1,333,367	1,467,451
Operating Loss									37,885	192,789
Sadot Division [Member]
Segment Reporting Information [Line Items]
Revenues									150,585,644
Operating Loss									4,548,440
Corporate and Unallocated General and Administrative Expenses [Member]
Segment Reporting Information [Line Items]
Operating Loss	[1]								(6,149,801)	(8,088,682)
Stock Based Consulting Expenses [Member]
Segment Reporting Information [Line Items]
Operating Loss									(3,601,987)
Unallocated Operating Other Income Expense [Member]
Segment Reporting Information [Line Items]
Operating Loss	[2]								$ (1,777,733)	$ (680,921)
Operating Segments [Member] | Restaurant Group Segment [Member]
Segment Reporting Information [Line Items]
Revenues			2,758,000		2,821,000		5,359,000	5,577,000
Depreciation and amortization expenses			153,000		124,000		469,000	243,000
Franchise advertising fund expenses			20,000				36,000
Pre-opening expenses							36,000
Post-closing expenses			19,000				112,000
Stock-based consulting expenses
Sales, general and administrative expenses			88,000		30,000		171,000	287,000
Total costs and expenses			2,944,000		3,209,000		5,953,000	6,656,000
Operating Loss			(186,000)		(388,000)			(1,079,000)
Other income/ (expense)					10,000			12,000
Interest expense, net			(1,000)		(5,000)		2,000	(2,000)
Change in fair value of accrued compensation
Total other income, net			(1,000)		5,000		2,000	150,000
Loss before income taxes			(187,000)		(383,000)		(592,000)	(929,000)
Income tax			1,000				2,000
Net loss			(188,000)		(383,000)		(594,000)	(929,000)
Gain on debt extinguishment								140,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Commodity Sales [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Segments [Member] | Restaurant Group Segment [Member] | Company Operated Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues			2,487,000		2,751,000		4,788,000	5,445,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Franchise Royalties and Fees [Member]
Segment Reporting Information [Line Items]
Revenues			238,000		70,000		522,000	132,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Franchise Advertising Fund Transactions [Member]
Segment Reporting Information [Line Items]
Revenues			20,000				36,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenues			13,000				13,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Commodity Commodity Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Restaurant Group Segment [Member] | Commodity Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Restaurant Group Segment [Member] | Commodity Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Restaurant Group Segment [Member] | Commodity Operating Expenses [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Restaurant Group Segment [Member] | Restaurant Food and Beverage Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			867,000		1,137,000		1,706,000	2,145,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Restaurant Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			956,000		903,000		1,836,000	1,976,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Restaurant Rent [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			290,000		327,000		564,000	667,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Restaurant Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			551,000		688,000		1,023,000	1,338,000
Operating Segments [Member] | Restaurant Group Segment [Member] | Restaurant [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			2,664,000		3,055,000		5,129,000	6,126,000
Operating Segments [Member] | Sadot Agri-Foods [Member]
Segment Reporting Information [Line Items]
Revenues			157,559,000				367,925,000
Depreciation and amortization expenses
Franchise advertising fund expenses
Pre-opening expenses
Post-closing expenses
Stock-based consulting expenses
Sales, general and administrative expenses			301,000				587,000
Total costs and expenses			154,878,000				360,993,000
Operating Loss			2,681,000
Other income/ (expense)
Interest expense, net			(20,000)				(21,000)
Change in fair value of accrued compensation
Total other income, net			(20,000)				(21,000)
Loss before income taxes			2,661,000				6,911,000
Income tax
Net loss			2,661,000				6,911,000
Gain on debt extinguishment
Operating Segments [Member] | Sadot Agri-Foods [Member] | Commodity Sales [Member]
Segment Reporting Information [Line Items]
Revenues			157,559,000				367,925,000
Operating Segments [Member] | Sadot Agri-Foods [Member] | Company Operated Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Segments [Member] | Sadot Agri-Foods [Member] | Franchise Royalties and Fees [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Segments [Member] | Sadot Agri-Foods [Member] | Franchise Advertising Fund Transactions [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Segments [Member] | Sadot Agri-Foods [Member] | Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Segments [Member] | Sadot Agri-Foods [Member] | Commodity Commodity Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			153,240,000				358,295,000
Operating Segments [Member] | Sadot Agri-Foods [Member] | Commodity Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			852,000				1,472,000
Operating Segments [Member] | Sadot Agri-Foods [Member] | Commodity Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			485,000				639,000
Operating Segments [Member] | Sadot Agri-Foods [Member] | Commodity Operating Expenses [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses			154,577,000				360,406,000
Operating Segments [Member] | Sadot Agri-Foods [Member] | Restaurant Food and Beverage Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Sadot Agri-Foods [Member] | Restaurant Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Sadot Agri-Foods [Member] | Restaurant Rent [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Sadot Agri-Foods [Member] | Restaurant Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Operating Segments [Member] | Sadot Agri-Foods [Member] | Restaurant [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues					109,000			273,000
Depreciation and amortization expenses			288,000		365,000		605,000	722,000
Franchise advertising fund expenses					16,000			34,000
Pre-opening expenses
Post-closing expenses							1,000
Stock-based consulting expenses			1,068,000				4,427,000
Sales, general and administrative expenses			1,499,000		1,097,000		3,272,000	2,164,000
Total costs and expenses			2,855,000		1,458,000		8,305,000	2,918,000
Operating Loss			(2,855,000)		(1,349,000)			(2,645,000)
Other income/ (expense)			251,000		(25,000)		251,000	(46,000)
Interest expense, net			(1,000)		(5,000)			(26,000)
Change in fair value of accrued compensation			324,000				865,000
Total other income, net			574,000		(30,000)		1,116,000	(72,000)
Loss before income taxes			(2,281,000)		(1,379,000)		(7,189,000)	(2,717,000)
Income tax			2,000		12,000		4,000	14,000
Net loss			(2,283,000)		(1,391,000)		(7,193,000)	(2,731,000)
Gain on debt extinguishment
Corporate, Non-Segment [Member] | Commodity Sales [Member]
Segment Reporting Information [Line Items]
Revenues
Corporate, Non-Segment [Member] | Company Operated Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues
Corporate, Non-Segment [Member] | Franchise Royalties and Fees [Member]
Segment Reporting Information [Line Items]
Revenues					93,000			239,000
Corporate, Non-Segment [Member] | Franchise Advertising Fund Transactions [Member]
Segment Reporting Information [Line Items]
Revenues					16,000			34,000
Corporate, Non-Segment [Member] | Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenues
Corporate, Non-Segment [Member] | Commodity Commodity Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Commodity Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Commodity Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Commodity Operating Expenses [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Restaurant Food and Beverage Cost [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses					(20,000)			(2,000)
Corporate, Non-Segment [Member] | Restaurant Labor [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Restaurant Rent [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Restaurant Other [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses
Corporate, Non-Segment [Member] | Restaurant [Member]
Segment Reporting Information [Line Items]
Total restaurant operating expenses					$ (20,000)			$ (2,000)

[1]	Includes charges related to corporate expense that the Company does not allocate to the respective divisions. For the years ended December 31, 2022 and 2021, the largest portion of this expense related to corporate payroll, benefits and other compensation expenses of $3,682,605 and $3,198,844, respectively, and professional and consulting expense of $1,010,866 and $3,707,773, respectively.
[2]	Includes charges related to the Impairment of intangible assets and goodwill, related to Muscle Maker Grill intangible assets and goodwill, amortization of intangible asset, corporate depreciation of fixed assets, Preopening expenses and Post-closing expenses.